19. RELATED PARTY BALANCES AND TRANSACTIONS (Details 3) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Deposits for inventories, related party	$ 14,020	$ 0
Ruituo
Deposits for inventories, related party	$ 14,020	$ 0